Condensed Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Net sales
Third parties	$ 160.1	$ 120.5
Related parties	173.4	96.5	$ 8.8	$ 465.0	$ 289.0
Net sales	333.5	217.0	65.6	773.1	530.1
Cost of goods sold
Third parties	138.8	96.0
Related parties	146.3	92.5
Total cost of goods sold	285.1	188.5	72.3	653.2	451.7
Cost of goods sold	285.1	188.5	72.3	653.2	451.7
Gross profit	48.4	28.5	(6.7)	119.9	78.4
Selling and marketing expenses	15.2	10.7	1.0	31.6	32.6
General and administrative expenses	18.5	12.4	17.1	48.0	48.5
Research and development expenses	9.9	7.0	5.5	27.4	30.8
Restructuring charges	22.1
Operating income (loss)	(17.3)	(1.6)	(30.3)	12.9	(33.5)
Other income (expense)
Interest income	0.3	0.2	0.2	1.7	0.5
Interest expense	(11.2)	(5.0)	(3.1)	(18.1)	(16.6)
Foreign exchange gain	0.9	0.4	(2.3)	7.9	2.0
Changes in fair value of derivative contracts	8.2	(0.1)
Gain from bargain purchase			16.6
Miscellaneous income (expense), net	1.0	(4.6)
Other expense, net	(0.8)	(9.1)	11.4	(8.5)	(14.0)
Income (loss) before income taxes	(18.1)	(10.7)	(18.9)	4.4	(47.6)
Income tax expense (benefit)	2.3	(3.5)	0.0	1.4	0.4
Net income (loss)	(20.4)	(7.2)	(18.9)	3.0	(48.0)
Other comprehensive income (loss)
Foreign currency translation adjustments	(29.2)	8.4	2.9	(40.6)	1.2
Other comprehensive income (loss)	(29.2)	8.4	2.9	(40.6)	1.2
Comprehensive income (loss)	$ (49.6)	$ 1.2	$ (16.1)	$ (37.6)	$ (46.8)
Net loss attributable to Hanwha Q CELLS Co., Ltd.'s stockholders per share:
Basic	$ (0.005)	$ (0.002)	$ (0.02)	$ 0.00	$ (0.03)
Diluted	$ (0.005)	$ (0.002)
Number of shares used in computation of net loss per share:
Basic	4,005,718,692	3,701,145,330	1,232,949,935	3,701,145,330	1,693,522,340
Diluted	4,005,718,692	3,701,145,330
Other comprehensive income (loss) Foreign currency translation adjustment	$ (29.2)	$ 8.4	$ 2.9	$ (40.6)	$ 1.2
Comprehensive income (loss)	$ (49.6)	$ 1.2	$ (16.1)	$ (37.6)	$ (46.8)